Shareholder Fees	Jun. 28, 2026 USD ($)
Bright Rock Mid Cap Fund | Bright Rock Mid Cap Fund Institutional Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Bright Rock Mid Cap Fund | Bright Rock Mid Cap Fund Investor Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Bright Rock Large Cap Fund | Bright Rock Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Bright Rock Large Cap Fund | Bright Rock Large Cap Fund Investor Class Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0